Derivative financial instruments (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 472	£ 2,297
Derivative financial instruments, liabilities	(6,002)	(7,514)
Derivative financial instruments, non-current assets		380
Derivative financial instruments, non-current liabilities	(2,599)	(4,911)
Derivative financial instruments, current assets	472	1,917
Derivative financial instruments, current liabilities	(3,403)	(2,603)
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	472
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		2,297
Derivative financial instruments, non-current assets		380
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(5,875)	(7,514)
Derivative financial instruments, non-current liabilities	(2,599)	£ (4,911)
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	£ (127)